UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 W. Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

(414) 299-2295
Registrant's telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  September 30, 2010

Item 1. Report to Stockholders.

The registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

SEMI-ANNUAL REPORT
September 30, 2010

www.StrategicLatinAmericaFund.com

Strategic Latin America Fund
a series of the Investment Managers Series Trust

Table of Contents

Fund Expenses	1
Schedule of Investments	2
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Supplemental Information	15

This report and the financial statements contained herein are provided for the general information of the shareholders of the Strategic Latin America Fund.  This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Strategic Latin America Fund
Fund Expenses - September 30, 2010 (Unaudited)

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from the Fund’s inception date of 5/03/10 to 9/30/10.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	5/03/10	9/30/10	5/03/10 – 9/30/10

Actual Performance	$1,000.00	$1,054.00	$7.65
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.24	$7.50

* Expenses are equal to the Fund’s annualized expense ratio of 1.80% multiplied by the average account value over the period, multiplied by 151/365 (to reflect the Fund’s since inception period).  The expense ratios reflect an expense waiver.

Assumes all dividends and distributions were reinvested.

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2010
(Uuaudited)

Principal Amount		Country Code	Value
	BONDS - 72.8%
	FOREIGN CORPORATE BONDS - 65.5%
$200,000	AES Chivor & Cia SCA ESP
	9.75%, 12/30/2014	CO	$234,500
950,000	AES Gener SA
	7.5%, 3/25/2014	CL	1,059,815
400,000	Alestra SA
	11.75%, 8/11/2014	MX	454,000
300,000	American International Group, Inc.
	5.05%, 10/1/2015	US	306,750
385,000	Banco Cruzeiro do Sul SA/Brazil
	8.5%, 2/20/2015	BR	413,875
600,000	Banco Industrial e Comercial SA
	6.25%, 1/20/2013	BR	616,500
200,000	Banco Industrial e Comercial SA
	9.75%, 3/3/2016	BR	204,750
750,000	Banco Mercantil del Norte SA
	4.375%, 7/19/2015	MX	753,001
195,000	Banco Pine SA
	8.75%, 1/6/2017	BR	201,899
370,000	Banco Santander Chile
	5.375%, 12/9/2014	CL	401,338
600,000	BES Investimento do Brasil SA
	5.625%, 3/25/2015	BR	608,460
200,000	BES Investimento do Brasil SA
	5.75%, 5/29/2012	BR	205,516
460,000	Bombardier, Inc.
	8.00%, 11/15/14	CA	480,119
660,000	Brasil Telecom SA
	9.375%, 2/18/2014	BR	686,400
505,000	Braskem International Ltd.
	9.375%, 6/1/2015	BR	603,475
450,000	CCL Finance Ltd.
	9.5%, 8/15/2014	BR	528,187
670,000	Celulosa Arauco y Constitucion SA
	5.125%, 7/9/2013	CL	717,097
265,522	Continental Airlines 2007-1 Class C Pass Through Trust
	7.339%, 4/19/2014	US	266,186
674,000	Corp GEO SAB de CV
	8.875%, 9/25/2014	MX	751,510
270,000	Corp Nacional del Cobre de Chile
	5.5%, 10/15/2013	CL	298,418
500,000	CSN Islands VIII Corp.
	9.75%, 12/16/2013	BR	589,425
700,000	Desarrolladora Homex SAB de CV
	7.5%, 9/28/2015	MX	724,500
580,000	EEB International Ltd.
	8.75%, 10/31/2014	CO	637,304
565,000	Empresa Nacional de Electricidad SA/Chile
	8.35%, 8/1/2013	CL	653,589
670,000	Enersis SA/Cayman Island
	7.375%, 1/15/2014	CL	759,089
500,000	Financiera Independencia SAB de CV
	10%, 3/30/2015	MX	514,350
400,000	Ford Motor Credit Co LLC
	7%, 10/1/2013	US	429,440

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2010
(Uuaudited)

Principal		Country
Amount		Code	Value

$370,000	Grupo Petrotemex SA de CV
	9.5%, 8/19/2014	MX	$409,775
200,000	International Lease Finance Corp.
	5.75%, 6/15/2011	US	202,000
500,000	Inversiones CMPC SA
	4.875%, 6/18/2013	CL	525,525
180,000	Itau Unibanco Holding SA
	10%, 8/15/2011	BR	194,058
695,000	JBS SA
	10.5%, 8/4/2016	BR	790,562
200,000	Morgan Stanley
	4.75%, 4/1/2014	US	209,041
190,000	Parana Banco SA
	7.375%, 12/21/2012	BR	195,151
600,000	Sovereign Bank
	5.125%, 3/15/2013	US	628,914
			17,254,519

	FOREIGN GOVERNMENT BONDS - 7.3%
585,000	Colombia Government International Bond
	8.25%, 12/22/2014	CO	718,088
616,000	Costa Rica Government International Bond
	6.548%, 3/20/2014	CR	688,688
430,000	Panama Government International Bond
	7.25%, 3/15/2015	PA	516,000
			1,922,776

	TOTAL BONDS		19,177,295
	(Cost $18,856,340)

Number of Shares		Country Code	Value
	COMMON STOCKS - 19.6%
	CONSUMER DISCRETIONARY - 1.4%
7,901	Gafisa SA - ADR	BR	$122,386
12,595	Grupo Televisa SA - ADR	MX	238,297
			360,683

	CONSUMER STAPLES - 3.9%
4,145	BRF - Brasil Foods SA - ADR	BR	64,372
2,000	Cia Brasileira de Distribuicao Grupo Pao de Acucar - ADR	BR	138,040
2,750	Cia Cervecerias Unidas SA - ADR	CL	153,037
3,873	Coca-Cola Femsa SAB de CV - ADR	MX	302,946
1,283	Colgate-Palmolive Co.	US	98,611
4,490	ConAgra Foods Inc.	US	98,511
2,951	Fomento Economico Mexicano SAB de CV - ADR	MX	149,704
185	Molson Coors Brewing Co.	US	8,736
			1,013,957

	ENERGY - 0.5%
3,117	Ecopetrol SA - ADR	CO	130,135
357	Petroleo Brasileiro SA - ADR	BR	12,948
			143,083

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2010
(Uuaudited)

Number		Country
of Shares		Code	Value

	FINANCIALS - 6.4%
16,675	Banco Latinoamericano de Comercio Exterior SA	PA	$240,954
1,365	BanColombia SA - ADR	CO	89,585
52,922	Bank of America Corp.	US	693,807
87,512	Citigroup, Inc. *	US	341,297
2,510	Credicorp Ltd.	PE	285,889
3,108	IRSA Inversiones y Representaciones SA - ADR	AR	45,967
			1,697,499

	HEALTH CARE - 0.4%
1,500	Johnson & Johnson	US	92,940

	INDUSTRIALS - 0.6%
2,467	Copa Holdings SA	PA	132,996
979	Lan Airlines SA - ADR	CL	28,822
			161,818

	MATERIALS - 4.5%
71,197	Cemex SAB de CV ADR *	MX	605,175
84	Cia de Minas Buenaventura SA - ADR	PE	3,795
5,233	Cia Siderurgica Nacional SA ADR	BR	92,467
5,170	Sociedad Quimica y Minera de Chile SA ADR	CL	249,401
5,980	Southern Copper Corp.	PE	210,018
716	Vale SA ADR	BR	22,389
			1,183,245

	TELECOMMUNICATIONS - 0.8%
1,250	America Movil SAB de CV - ADR	MX	66,663
9,700	Tele Norte Leste Participacoes SA - ADR	BR	136,576
			203,239

	UTILITIES - 1.1%
23,470	Centrais Eletricas Brasileiras SA - ADR	BR	301,590

	TOTAL COMMON STOCK		5,158,054
	(Cost $5,199,315)

	EXCHANGE TRADED FUNDS - 4.3%
2,503	iShares MSCI All Peru Capped Index Fund	PE	106,252
1,460	iShares MSCI Brazil Index Fund	BR	112,318
4,494	iShares MSCI Chile Investable Market Index Fund	CL	332,646
2,430	iShares MSCI Mexico Investable Market Index Fund	MX	128,766
3,880	SPDR S&P 500 ETF Trust	US	442,785

	TOTAL EXCHANGE TRADED FUNDS		1,122,767
	(Cost $1,036,366)

Strategic Latin America Fund
SCHEDULE OF INVESTMENTS - As of September 30, 2010
(Uuaudited)

Principal Amount		Country Code	Value

	SHORT TERM INVESTMENT - 3.5%
$927,659	UMB Money Market Fiduciary, 0.02% †	US	$927,659

	TOTAL SHORT TERM INVESTMENTS		927,659
	(Cost $927,659)

	TOTAL INVESTMENTS - 100.2%
	(Cost $26,019,680)		26,385,775
	Liabilities in excess of other assets - (0.2%)		(64,693)
	TOTAL NET ASSETS - 100%		$26,321,082

ADR	American Depository Receipt.
*	Non-income producing security.
†	The rate quoted is the anualized seven-day yield of the Fund at the period end.
AR	Argentina
BR	Brazil
CA	Canada
CL	Chile
CO	Colombia
CR	Costa Rica
MX	Mexico
PA	Panama
PE	Peru
US	United States

Country Representation as of 9/30/10 (% of total investments)

Country Breakdown	% of Total Investments
Brazil	25.9%
Chile	19.6%
Mexico	19.3%
United States	18.0%
Colombia	6.9%
Panama	3.4%
Costa Rica	2.6%
Peru	2.3%
Canada	1.8%
Argentina	0.2%
100.0%

See accompanying Notes to Financial Statements

Strategic Latin America Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2010 (Unaudited)

ASSETS
Investments in securities, at value (cost $26,019,680)	$26,385,775
Receivables:
Investment securities sold	1,227,112
Dividends and interest	244,762
Offering costs	19,620
Prepaid expenses	12,715
Total assets	27,889,984

LIABILITIES
Payables:
Investment securities purchased	1,492,632
Due to Advisor	49,347
Distribution fees - (Note 6)	18,525
Administration fees	711
Custody fees	2,683
Accrued other expenses	5,004
Total liabilities	1,568,902

NET ASSETS	$26,321,082

COMPONENTS OF NET ASSETS
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$25,165,803
Accumulated net investment income	118,885
Accumulated net realized gain on investments	670,299
Net unrealized appreciation on investments	366,095
NET ASSETS	$26,321,082

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$26,321,082
Shares of beneficial interest issued and outstanding	2,497,814
Net asset value per share	$10.54
Maximum public offering price per share	$11.09

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF OPERATIONS
For the Period May 3, 2010* through September 30, 2010 (Unaudited)

Investment Income
Dividends (net of foreign withholding taxes of $813)	$24,974
Interest	227,315
Total investment income		$252,289

Expenses
Advisory fee	81,511
Distribution fees - (Note 6)	18,525
Transfer agent fees	22,848
Offering costs	15,400
Registration fees	9,539
Fund accounting fees	7,735
Administration fees	7,044
Custody fees	6,890
Audit fees	6,758
Legal fees	5,137
Chief compliance officer fees	3,699
Shareholder reporting expense	3,321
Trustees fees and expenses	2,488
Insurance expense	2,055
Miscellaneous	1,772
Total expenses		194,722
Less: Advisory fee waived		(61,318)
Net expenses		133,404
Net investment income		118,885

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
Net realized gain from investments		665,795
Net unrealized appreciation on investments		366,095
Net increase from payments by affiliates (Note 3)		4,504
Net realized and unrealized gain on investments		1,036,394

Net Increase in Net Assets from Operations		$1,155,279

*The Fund commenced operations on May 3, 2010.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period May 3, 2010* to September 30, 2010 (Unaudited)
INCREASE IN NET ASSETS FROM:
Operations
Net investment income	$118,885
Net realized gain on investments	665,795
Net unrealized appreciation on investments	366,095
Net increase from payments by affiliates (Note 3)	4,504
Net increase in net assets resulting from operations	1,155,279

Capital Transactions
Net proceeds from shares sold	25,165,803
Cost of shares redeemed	-
Net change in net assets from capital transactions	25,165,803

Total increase in net assets	26,321,082

NET ASSETS
Beginning of period	-
End of period	$26,321,082

Accumulated net investment income	$118,885

Capital Share Transactions	Shares
Shares sold	2,497,814
Shares reinvested	-
Shares redeemed	-
Net increase	2,497,814

*The Fund commenced operations on May 3, 2010.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
FINANCIAL HIGHLIGHTS

Per share operating performance.
For a capital share outstanding throughout the Period.

	For the period May 3, 2010* to September 30, 2010 (Unaudited)
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income	0.05
Net realized and unrealized gain on investments	0.49	(a)
Total from investment operations	0.54

Net asset value, end of period	$10.54

Total return (b)	5.40%	†	(a)

Ratios and Supplemental Data
Net assets, end of period (in millions)	$26.3

Ratio of expenses to average net assets
Before fees waived and expenses absorbed	2.63%	‡
After fees waived and expenses absorbed	1.80%	‡
Ratio of net investment income to average net assets
Before fees waived and expenses absorbed	0.78%	‡
After fees waived and expenses absorbed	1.60%	‡

Portfolio turnover rate	82%	†

*	The Fund commenced operations on May 3, 2010.
(a)
The Advisor reimbursed the Fund $4,504 for losses due to trading error.  As of September 30, 2010, the reimbursement amount was less than $0.01 per share.  This reimbursement had no impact to the Fund's total return.

(b)	Does not include payment of maximum sales charge of 5.00%. If the sales charges were included, total return would be lower.
†	Not annualized.
‡	Annualized.

See accompanying Notes to Financial Statements.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2010
(Unaudited)

Note 1 – Organization
Strategic Latin America Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective is to provide income and long-term capital appreciation. The Fund commenced investment operations on May 3, 2010.

Note 2 –Accounting Policies
The following is a summary of the significant accounting policy consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (OTC) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at the bid price obtained from at least one broker-dealer or at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Fair value pricing may be applied to foreign securities held by the Fund upon the occurrence of an event after the close of trading on non-U.S. markets but before the close of trading on the NYSE when the Fund’s NAV is determined.  If the event may result in a material adjustment to the price of the Fund’s foreign securities once non-U.S. markets open on the following business day (such as, for example, a significant surge or decline in the U.S. market), the Fund may value such foreign securities at fair value, taking into account the effect of such event, in order to calculate the Fund’s NAV.  Other types of portfolio securities that the Fund may fair value include, but are not limited to:  (1) investments that are illiquid or traded infrequently, including “restricted” securities and private placements for which there is no public market; (2) investments for which, in the judgment of the Advisor, the market price is stale; (3) securities of an issuer that has entered into a restructuring; (4) securities for which trading has been halted or suspended; and (5) fixed income securities for which there is not a current market value quotation.

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Expenses incurred by the Trust with respect to more than one fund are allocated in proportion to the net assets of each fund except where allocation of direct expenses to each fund or an alternative allocation method can be more appropriately made.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2010
(Unaudited) – Continued

The Fund incurred offering costs of approximately $35,020, which are being amortized over a one-year period from May 3, 2010 (commencement of operations).

(c) Foreign Currency Translation
The Fund’s records are maintained in U.S. dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period.  The currencies are translated into U.S. dollars by using the exchange rates quoted prior to when the Fund’s net asset value is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices.  Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

(d) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders.  Therefore, no provision is made for federal income or excise taxes.  Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2010
(Unaudited) – Continued

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the six-months ended September 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(e) Distributions to Shareholders
The Fund will make distributions of net investment income and capital gains, if any, at least annually.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain (loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

Note 3 – Investment Advisory and Other Agreements
The Trust, on behalf of the Fund, entered into an Investment Advisory Agreement (the “Agreement”) with Strategic Asset Management, Ltd (the “Advisor”).  Under the terms of the Agreement, the Fund pays a monthly investment advisory fee to the Advisor at the annual rate of 1.10% of the Fund’s average daily net assets.  The Advisor has contractually agreed to waive its fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses (excluding taxes, interest, brokerage commissions, acquired fund fees and expenses (as determined in accordance with Form N-1A) and expenses incurred in connection with any merger or reorganization, or extraordinary expenses such as litigation) to 1.80% of the Fund's average daily net assets until May 31, 2011.

For the period May 3, 2010 (commencement of operations) through September 30, 2010, the Advisor waived $61,318 of its advisory fees.  The Advisor may recover from the Fund fees and expenses previously waived or reimbursed if the Fund’s expense ratio, including the recovered expenses, falls below any current expense limit and the expense limit in place at the time the expenses were incurred.  At September 30, 2010, the amount of these potentially recoverable expenses was $61,318.  The Advisor is permitted to seek reimbursement from the Fund for a period three fiscal years following the fiscal year in which such reimbursements occurred.

The Advisor reimbursed the Fund $4,504 for losses due to a trading error.  This reimbursement had no impact to the Fund’s performance.

Grand Distribution Services, LLC (“GDS”) serves as the Fund’s distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Fund’s fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Fund’s other co-administrator. UMBFS also serves as the Fund’s transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Fund’s custodian.

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Fund does not compensate trustees and officers affiliated with the Fund’s co-administrators.  For the period May 3, 2010 (commencement of operations) through September 30, 2010, the Fund’s allocated fees incurred for Trustees who are not affiliated with the Fund’s co-administrators are reported on the Statement of Operations.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2010
(Unaudited) – Continued

Cipperman & Co. provides Chief Compliance Officer (“CCO”) services to the Trust.  The Fund’s allocated fees incurred for CCO services for the period May 3, 2010 (commencement of operations) through September 30, 2010, are reported on the Statement of Operations.

Note 4 – Federal Income Taxes
At September 30, 2010, gross unrealized appreciation and depreciation of investments and foreign currency owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$ 26,096,509

Gross unrealized appreciation	$ 621,415
Gross unrealized depreciation	(332,149)
Net unrealized appreciation	$ 289,266

Note 5 - Investment Transactions
For the period May 3, 2010 (commencement of operations) through September 30, 2010, purchases and sales of investments, excluding short-term investments, were $40,136,880 and $15,637,707, respectively.

Note 6 - Distribution Plan
The Trust, on behalf of the Fund, has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act that allows the Fund to pay distribution fees for the sale and distribution of its shares.  The Plan provides for the payment of distribution fees at the annual rate of up to 0.25% of average daily net assets, payable to the Advisor as the distribution coordinator.

For the period May 3, 2010 (commencement of operations) through September 30, 2010, distribution fees incurred are disclosed on the Statement of Operations.

Note 7 – Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, the Fund expects the risk of loss to be remote.

Note 8 –Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Strategic Latin America Fund
NOTES TO FINANCIAL STATEMENTS – September 30, 2010
(Unaudited) – Continued

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund’s assets carried at fair value:

	Level 1 (Quoted Price)	Level 2 (Other Significant Observable Inputs)	Level 3 (Significant Unobservable Inputs)	Total
Investments, at Value:
Common Stocks[1]	$5,158,054	$-	$-	$5,158,054
Exchange Traded Funds	1,122,767	-	-	1,122,767
Foreign Corporate Bonds	3,214,394	14,040,125	-	17,254,519
Foreign Government Bonds	688,688	1,234,088	-	1,922,776
Short-Term Investments	927,659	-	-	927,659
Total Investments, at Value	$11,111,562	$15,274,213	$-	$26,385,775

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 9 – Events Subsequent to the Fiscal Period End
The Fund has adopted financial reporting rules regarding subsequent events which require an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  Management has evaluated the Fund’s related events and transactions and there were no events or transactions that occurred during this period that materially impacted the amounts or disclosures in the Fund’s financial statements.

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration of Investment Advisory Agreement with Strategic Asset Management, Ltd

At an in-person meeting held on March 24-25, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Strategic Asset Management, Ltd (the “Investment Advisor”) with respect to the Strategic Latin America Fund series of the Trust (the “Fund”) for an initial two-year term.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Fund.

Background

In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Advisor and Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators.  The materials, among other things, included an outline of the services to be provided by the Investment Advisor to the Fund (including the relevant personnel responsible for these services and their experience); reports comparing the proposed management fee and the estimated total expenses of the Fund compared to those of a group of comparable funds selected by MFAC (the “peer group”); and a summary of the Investment Advisor’s policies, including its code of ethics and compliance manual.  In addition, the Board received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for their consideration of the proposed approval of the Advisory Agreement.  Before voting the Independent Trustees discussed approval of the Advisory Agreement in a private session at which no representatives of the Investment Advisor were present.

In approving the Advisory Agreement, the Board (including the Independent Trustees) considered a variety of factors, including those factors discussed below. No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement, and each Trustee may have attributed different weight to the various factors.

Nature, Extent and Quality of Services

The Board and the Independent Trustees considered the overall quality of services expected to be provided to the Fund by the Investment Advisor and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement.  They also considered a report from the Investment Advisor on certain of its proposed operations, policies and procedures, noting that the Investment Advisor was a newly organized investment adviser. In addition, they considered information regarding the resources that the Investment Advisor would commit to managing the Fund, including information about the personnel that would be involved in managing the Fund’s investments. They also considered information about the Investment Advisor’s investment philosophy and process, its research process and its brokerage and trading practices. The Trustees noted that because the Fund was a proposed new series and the Fund’s portfolio manager had not previously managed any funds or accounts using substantially similar strategies to those of the Fund, performance information had not been provided.  The Board (including the Independent Trustees) determined that the nature, extent and quality of the services to be provided by the Investment Advisor were satisfactory.

Strategic Latin America Fund
SUPPLEMENTAL INFORMATION (Unaudited)

Advisory Fees and Expense Ratio

The Board and the Independent Trustees then considered the proposed advisory fee and expenses for the Fund.  They noted that the proposed advisory fee to be paid by the Fund and the Fund’s estimated total expenses were higher than the peer group medians, but were not the highest in the peer group.  They also noted that the Investment Advisor was a newly-established firm and that, at least initially, the Fund would be its only client.  The Board also considered that the Investment Advisor would agree to limit the Fund’s total expenses to 1.80% of average daily net assets until May 31, 2011. The Board (including the Independent Trustees) determined that the fees and expenses for the Fund were reasonable in light of the nature, extent and quality of the services to be provided by the Investment Advisor.

Profitability of Advisory Agreement

The Board and the Independent Trustees considered that because the Investment Advisor was a new adviser and had not commenced operations, information on the firm’s profitability was not available. The Board agreed to review the firm’s profitability after it had commenced operations. The Board also considered other potential benefits, in addition to profitability, that could arise from the Investment Advisor’s relationship with the Fund.

Economies of Scale

The Board and the Independent Trustees then considered whether the Fund would realize any economies of scale.  They noted that in the Fund’s startup period, its asset levels would likely be too low to achieve significant economies of scale and that the matter of such economies would be reviewed in the future as the Fund’s assets grow.

Conclusion

Based on these and others considerations, the Board and the Independent Trustees concluded that approval of the Advisory Agreement would be in the best interests of the Fund and its shareholders and accordingly, approved the Advisory Agreement for an initial two-year term.

Strategic Latin America Fund
a series of the Investment Managers Series Trust

Investment Advisor
Strategic Asset Management, Ltd
Calle Ayacucho No. 277
La Paz, Bolivia

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 5th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Strategic Latin America Fund	SLATX	461 418 733

Privacy Principles of the Strategic Latin America Fund for Shareholders
The Fund is committed to maintaining the privacy of its shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Fund does not receive any non-public personal information relating to its shareholders, although certain non-public personal information of its shareholders may become available to the Fund.  The Fund does not disclose any non-public personal information about its shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Strategic Latin America Fund for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 716-7116 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 716-7116 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available on the SEC website at  http://www.sec.gov or by calling the Fund at (888) 716-7116. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Section may be obtained by calling (800) SEC-0330.

Strategic Latin America Fund
c/o UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
Toll Free: 1-888-716-7116

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Investment Managers Series Trust

By (Signature and Title)   /s/ John P. Zader
 John P. Zader, President

Date   November 23, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ John P. Zader
John P. Zader, President

Date November 23, 2010

By (Signature and Title)   /s/ Rita Dam
Rita Dam, Treasurer

Date November 23, 2010